Investments - Investments Other Than Investments Accounted for Using Equity Method (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Investments other than investments accounted for using equity method	$ 12,058	$ 35,987
Investments	484	27,560
Long-term	11,574	8,427
Financial assets at amortized cost, category | At cost
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Investments other than investments accounted for using equity method	822	27,934
Financial assets at FVOCI, category | At fair value
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Investments other than investments accounted for using equity method	$ 11,236	$ 8,053